Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net loss	$ (12,332,236)	$ (8,675,230)	$ (19,569,337)	$ (1,913,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	89,390	10,830
Depreciation and amortization			18,567	7,953
Bad debt	84,018	6,771	119,468
Share based payments	558,209	4,213,585
Amortization of prepaid stock based compensation	1,436,631		768,637
Amortization of debt discount and debt issue costs	2,659,918	714,430	485,689	79,364
Loss on extinguishment of debt		402,739
Loss on settlement of accounts payable	2,542,073	369,668	433,400
Derivative expense	3,576,192		93,638
Change in fair value of derivative liabilities	(2,181,955)		149,306
Loss on sale of accounts receivable		51,644
Loss (Gain) on settlement of accounts payable	2,542,073	(84,715)
(Increase) decrease in:
Accounts receivable	(3,262,333)	(730,131)	(434,753)	(97,237)
Prepaid and other	(213,152)	49,417	(87,989)	(64,318)
Inventory		(181,782)	4,245	49,001
Deposits		(4,485)	32,116	13,700
Other current Assets		(52,268)	21,286	(2,665)
Accounts payable and accrued liabilities	2,995,123	1,870,492
Accounts payable			1,889,454	712,958
Accrued liabilities			397,193	161,410
Deferred revenue	(21,473)	40,456	60,715	15,018
Due to factor	(5,853)		71,783
Stock issued for services - officers			5,300,000
Net Cash Used In Operating Activities	(4,075,448)	(2,368,247)	(3,795,477)	(1,038,289)
Cash Flows From Investing Activities:
Purchases of property and equipment	(771,652)	(30,395)	(117,303)	(24,407)
Net Used In Investing Activities	(771,652)	(30,395)	(117,303)	(24,407)
Cash Flows From Financing Activities:
Proceeds from sale of accounts receivable		226,847
Repayment of debt - related party		(39,291)
Proceeds from issuance of debt	4,495,756	1,259,000	2,140,608	932,500
Debt issue costs	(219,368)
Payment for recapitalization from merger		(25,108)
Proceeds from issuance of common stock	500,000	1,005,692
Cash overdraft	27,008	(17,841)	(17,841)	5,839
Due to related party			(27,929)	25,317
Proceeds from issuance of debt - related party			358,077
Repayments on debt				(5,000)
Proceeds from issuance of common stock and warrants - net of recapitalization payment			1,503,569
Capital contribution				104,008
Net Cash Provided By Financing Activities	4,803,396	2,409,299	3,956,484	1,062,664
Net increase (decrease) in cash	(43,704)	10,657	43,704	(32)
Cash at beginning of period / year	43,704			32
Cash at end of period / year		10,657	43,704
Supplemental disclosures of cash flow information:
Cash paid for interest			15,882	5,806
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties	326,500		2,734,548
Debt discount recorded on convertible debt accounted for as a derivative liability	3,273,181		380,000
Stock issued to settle debt - third parties	1,521,355	678,325
Conversion of convertible debt and accrued interest for common stock			1,033,500
Conversion of notes to common stock	2,379,913	564,037
Conversion of notes to common stock payable
Reclassification of derivative liability to additional paid in capital	1,024,409
Beneficial conversion feature - convertible debt		426,000		547,000
Conversion of preferred stock to common stock		73	83
Stock issued to acquire equipment	82,811
Original issue discount			37,500
Share cancellation	350
Officer
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			1,039,500
All Other
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			630,990
Services Rendered
(Increase) decrease in:
Stock issued			4,554,615
Extension of Debt Maturity Date
(Increase) decrease in:
Stock issued			95,500
Contract Settlement in Connection with Lawsuit
(Increase) decrease in:
Stock issued			100,000
Debt Offering
(Increase) decrease in:
Stock issued			30,500
Settlement of debt | Third Parties
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			1,191,064
Settlement of debt | Related Party
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			358,077
Settlement of Accounts Payable
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			$ 433,400